Related and Interested Parties	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Note 23 - Related and Interested Parties
Note 23 - Related and Interested Parties

Related parties within its meaning in IAS 24 (2009), “Related Parties Disclosure”; Interested parties within their meaning in Paragraph 1 of the definition of an “interested party” in Section 1 of the Israeli Securities Law, 1968.

A.	Parent company and subsidiaries

Israel Corp. is a public company listed for trading on the Tel Aviv Stock Exchange (TASE). Based on the information provided by Israel Corp., Millenium Investments Elad Ltd. (“Millenium”) and Mr. Idan Ofer are considered as controlling shareholders jointly of Israel Corp., for purposes of the Israeli Securities Law (each of Millenium and Mr. Idan Ofer hold shares in Israel Corp. directly, and Mr. Idan Ofer serves as a director of Millenium and has an indirect interest in it as the beneficiary of the discretionary trust that has indirect control of Millenium, as stated below). Millenium holds approximately 44.44% of the share capital in Israel Corp., which holds as of December 31, 2022 approximately 43.98% of the voting rights and approximately 43.16% of the issued share capital, of the Company.

To the best of Israel Corp.’s knowledge, Millenium is held by Mashat (Investments) Ltd. (“Mashat”) and by XT Investments Ltd. (“XT Investments”), with 84.73% and 15.27% holding rates in the issued share capital, respectively. Mashat is wholly owned by Ansonia Holdings Singapore B.V. (“Ansonia”). Ansonia is a wholly owned subsidiary of Jelany Corporation N.V., which is wholly owned by Court Investments Ltd. (“Court”). Court is wholly owned by a discretionary trust, in which Mr. Idan Ofer is the beneficiary. XT Investments is wholly owned by XT Holdings Ltd. (“XT Holdings”). To the best of Israel Corp.’s knowledge, ordinary shares of XT Holdings are held in equal shares by Orona Investments Ltd. (which is indirectly controlled by Mr. Ehud Angel) and by Lynav Holdings Ltd. ("Lynav"), which is controlled by a discretionary trust in which Mr. Idan Ofer is the beneficiary. Mr. Ehud Angel holds, among other things, a special share that grants him, inter alia, under certain limitations and for certain issues, an additional vote on the Board of Directors of XT Holdings. Lynav also holds directly 1.25% of the issued share capital of Israel Corp. In addition, Kirby Enterprises Inc., which is to the best of Israel Corp.’s knowledge, indirectly held by the same trust that holds Mashat, in which, as stated, Mr. Idan Ofer is the beneficiary, holds approximately 0.74% of the issued share capital of Israel Corp. Furthermore, Mr. Idan Ofer holds directly approximately 3.85% of the issued share capital of Israel Corp.

Even though Israel Corp. holds less than 50% of the Company’s ordinary shares, it still has decisive influence at the General Meetings of the Company’s shareholders and, effectively, it has the power to appoint directors (other than the external directors) and to exert significant influence with respect to the composition of the Company’s Board of Directors.

As of December 31, 2022, 73 million ordinary shares have been pledged by Israel Corporation to secure certain liabilities, almost entirely comprised of margin loans with an aggregate outstanding principal amount of $150 million.

B.	Benefits to key management personnel (including directors)

The senior managers, in addition to their salaries, are entitled to non-cash benefits (such as vehicle, mobile etc.). The Group contributes to a post-employment defined benefit plan on their behalf. In accordance with the terms of the plan, the retirement age of senior managers is 67. Senior managers and directors also participate in the Company's incentive and equity remuneration plans (options for Company shares) (see Notes 16 and 19).

The Company's key management personnel in 2022, consists of 27 individuals, of whom 11 are not employed by the company (directors). The Company's key management personnel in 2021, consisted of 22 individuals, of whom 11 were not employed by the Company (directors).

Set forth below are details of the benefits for key management personnel in 2022 and 2021.

For the year ended December 31
2022	2021
$ millions	$ millions

Short-term benefits	14	12
Post-employment benefits	1	1
Share-based payments	12	5
Total *	27	18
* To interested parties employed by the Company	7	3
* To interested parties not employed by the Company	1	1

C. Ordinary transactions that are not exceptional

The Company’s Board of Directors, following the approval of the Audit Committee, decided that a transaction with related and interested parties will be considered a “negligible transaction” for public reporting purposes if all the following conditions have been met:

(1) It is not an “extraordinary transaction” within the meaning thereof in the Companies Law.

(2) The effect of each of the parameters listed below is less than one percent (hereinafter – the Negligibility Threshold).

For every transaction or arrangement that is tested for the Negligibility Threshold, the parameters will be examined, to the extent they are relevant, on the basis of the Company's condensed or audited consolidated financial statements, as applicable, prior to the transaction, as detailed below:

Acquisition of assets

Assets ratio – the value of the assets in the transaction divided by total assets

Sale of assets

Assets ratio – the amount of the assets in the transaction divided by total assets in most recent consolidated balance sheet.

Profit ratio – the profit or loss from the transaction (in absolute value) divided by the annual average of last twelve quarters profit/ loss (in absolute value).

Financial liabilities

Liabilities ratio – loan principle divided by the total liabilities in most recent consolidated balance sheet.

Financing expenses ratio – the expected financing expenses for the specific loan divided by the gross financing expenses in most recent consolidated P&L statement.

Acquisition and sale of products (except fixed assets), services, leases and production inputs

Income ratio – estimated income from the transaction divided by the annual average of total income in last twelve quarterly consolidated P&L statements, or

Production inputs ratio – the aggregate expenses in the transaction divided by the annual average of total expenses in last twelve quarterly consolidated P&L statements.

(3)
The transaction is negligible also from a qualitative point of view. For the purpose of this criteria, it shall be examined whether there are special considerations justifying reporting of the transaction, even if it does not meet the quantitative criteria described above.

(4)	In examining the negligibility of a transaction expected to occur in the future, among other things, the probability of the transaction occurring will be examined.

D. Transactions with related and interested parties

For the year ended December 31
2022	2021	2020
$ millions	$ millions	$ millions

Sales	7	7	3
Cost of sales	13	6	3
Selling, transport and marketing expenses	15	13	7
Financing income, net	-	(2)	(1)
General and administrative expenses	1	1	1
Management fees to the parent company	1	1	1

(1)
Until July 1, 2022, the Company and its parent company, Israel Corp., were parties to a management services agreement, which was approved by the Company’s Audit and Accounting Committee, Board of Directors and shareholders on November 9, 2020, November 11, 2020, and January 5, 2021, respectively. Under the management services agreement, Israel Corp. provided to the Company board member services and ongoing general consulting services, such as professional, financial, strategic, legal and managerial advice, for an annual management fee of $1 million plus VAT. For 2022, the Company paid Israel Corp. management fees about $500 thousands. Such amount includes the overall value of the cash and equity-based compensation for the service of the Company’s directors who are officers or directors of Israel Corp. (except for the separate compensation arrangement between the Company and the Company’s Executive Chairman of the Board, Mr. Yoav Doppelt), for the period of January-July 2022. As of July 1, 2022, the management agreement was terminated by the parties, and thereafter, directors who are officers or directors of Israel Corp. (other than Mr. Yoav Doppelt), namely Mr. Aviad Kaufman and Mr. Sagi Kabla, began to be paid the same cash compensation as paid to all other non-executive directors of the Company, namely the fixed annual fee and per meeting fees payable to directors from time to time under the regulations promulgated under the Israeli Companies Law, 1999 governing the compensation of external directors.

(2)
On January 30, 2020, the Company’s shareholders approved a three-year framework transaction which enables the Company to purchase, from time to time, directors’ and officers’ liability insurance policies for a two-tier coverage of directors’ and officers’ liability, including a joint tier with Israel Corp., beginning February 1, 2020 (the "Framework Transaction"). The insurance policies under the Framework Transaction include a joint primary tier with Israel Corp. with a joint liability cap of up to $20 million, and a separate tier covering the Company alone, with a liability cap of up to $330 million, with a total liability limit of up to $350 million for both tiers.

The Company’s directors and officers are beneficiaries of both tiers. Pursuant to the Framework Transaction, the cost of the annual premium shall not exceed a cap of $10 million for both tiers. The division of the premium amount between the Company and Israel Corp. in the joint tier is 80% to be paid by the Company and 20% by Israel Corp, and the Company’s HR & Compensation Committee and the Board of Directors have the authority to change, from time to time, the premium allocation in respect of the joint tier between the companies, according to the recommendation of the insurers and/or brokers, and provided that such changes will not exceed 25% over the entire transaction period. Deviation from these limits shall require shareholder approval. In accordance with the terms of the Framework Transaction and the Company's Compensation Policy, the Company's directors’ and officers’ liability insurance policy for 2022, was approved by the Company's authorized organs, effective as of March 2022. For 2022, the directors’ and officers’ liability insurance policy include a liability limit of $150 million for both tiers (comprised of a limit of $40 million, with an additional Side A coverage (directors and officers only) limit of $110 million).

The Company is acting to renew its directors' and officers' liability insurance policy for 2023, effective as of March 2023, and will approve the renewed directors' and officers' liability insurance policy in accordance with the Israeli Companies Regulations (Relief in Transactions with Interested Parties), 5760-2000.

(3)
In December 2017, the Company, Oil Refineries Ltd. (a public company controlled by Israel Corp.) and OPC Energy Ltd. (a public company that is controlled indirectly by one of the Company’s controlling shareholders) signed individual agreements with Energean PLC for the supply of natural gas. Under the agreement between the Company and Energean, the Company will be entitled to acquire up to 13 BCM of natural gas over a period of 15 years, in the total amount of about $1.8 billion. For further information see Note 18.

(4)
In October 2020, the Company and Oil Refineries Ltd. signed individual bridge supply agreements with Tamar Reservoir for the supply of natural gas, following a process of joint negotiations with the supplier and the approval of ICL's general meeting of shareholders. For further information see Note 18.

E. Balances with related and interested parties

Composition:

As of December 31
2022	2021
$ millions	$ millions

Other current assets	34	40

Other current liabilities	2	4